Digital Assets Purchase Option - Schedule of Reconciliation Of Option Measured Using Level 2 Inputs (Details) - RAIN Option [Member] - Level 2 [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation [Line Items]
Balance at beginning of period	$ 1,790,008		$ 1,708,789
Fair value upon initial recognition
Change in fair value recognized in earnings	1,862,461		1,943,680
Settlements / conversions	(17,732)		(17,732)
Balance at end of period	$ 3,634,737		$ 3,634,737